Loan Level Exception - Disposition
Run Date - XX/XX/XXXX 12:11:40 PM																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	93196090	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	90569216	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Loan Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Amount that does not match the actual loan amount for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. XXXX
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. XXXX
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Loan Amount: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Amount that does not match the actual loan amount for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: Loan amount on Note datedXX/XX/XXXX is $XXX. Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Loan Amount: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Loan amount on Note datedXX/XX/XXXX is $XXX.  Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.
Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Loan Amount: Loan amount on Note datedXX/XX/XXXX is $XXX. Loan amount on Final CD issuedXX/XX/XXXX is $XXX. Lender provided signed corrected CD but no LOE was provided.	REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided
REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Corrected CD provided	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Amount: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Loan Amount: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B